                           VARIFLEX® VARIABLE ANNUITY

    ISSUED BY:                                     MAILING ADDRESS:
    SECURITY BENEFIT LIFE                          SECURITY BENEFIT LIFE
      INSURANCE COMPANY                                  INSURANCE COMPANY
    ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
    TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
    1-800-888-2461
--------------------------------------------------------------------------------

   This Prospectus  describes the Variflex Variable Annuity--a flexible purchase payment deferred  variable annuity contract or single purchase payment immediate variable  annuity  contract (the  "Contract")  offered by Security  Benefit Life
Insurance  Company   ("Security   Benefit").   The  Contract  is  available  for
individuals and groups as a non-tax  qualified  retirement plan. The Contract is also available for  individuals  and groups in connection with a retirement plan qualified under Section 401,  403(b),  408, 408A or 457 of the Internal  Revenue
Code.  The  Contract  is  designed  to give  you  flexibility  in  planning  for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that comprise a separate account of Security Benefit called Variflex,  or to the
Fixed Account.  Each Subaccount  invests in a corresponding  Series of SBL Fund.
The Subaccounts currently available under the Contract are:

o  Equity (formerly Growth)                  o  Managed Asset Allocation
o  Large Cap Value                           o  Equity Income
   (formerly Growth-Income)                  o  High Yield
o  Money Market                              o  Small Cap Value
o  Global (formerly Worldwide Equity)        o  Social Awareness
o  Diversified Income                        o  Technology
   (formerly High Grade Income)              o  Mid Cap Value (formerly Value)
o  Large Cap Growth                          o  Main Street Growth and Income®
o  Enhanced Index                            o  Small Cap Growth
o  International                                (formerly Small Cap)
o  Mid Cap Growth (formerly Mid Cap)         o  Select 25

   The  Enhanced  Index,  International,  High  Yield,  Main  Street  Growth and
Income®,  Mid Cap  Value,  Select  25,  Small  Cap  Growth,  Small Cap Value and
Technology  Subaccounts  generally  are not  available  to certain  types of the
Contract,  including  Contracts  issued for use with pension and profit  sharing plans,  deferred  compensation  plans,  SIMPLE IRA and 401(k) plans,  Roth IRAs, simplified employee pension plans and employer sponsored annuity purchase plans.
The  Subaccounts  will be available to all  Contracts  upon their  conversion to
Security Benefit's new administration  system. If you have questions about which
Subaccounts are available to you, please contact  Security Benefit at the number below.

   Amounts allocated to the Fixed Account will accrue interest at rates that are paid by Security  Benefit as described in "The Fixed Account," page 26. Contract
Value in the Fixed Account is guaranteed by Security Benefit.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options," page 25.

   You may return a Contract  according to the terms of its Free-Look Right. See
"Free-Look Right," page 20.

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2002, which has been filed
with  the  Securities  and  Exchange   Commission  contains  certain  additional
information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place, Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the  Statement  of  Additional  Information  is set  forth on page 41 of this
Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS  PROSPECTUS IS ACCOMPANIED  BY THE CURRENT  PROSPECTUS FOR SBL FUND. YOU
SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2002 AS SUPPLEMENTED SEPTEMBER 10, 2002.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

     Option 2--Life Income with Guaranteed

   INCOME TAXATION OF ANNUITIES IN

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement
APPENDIX C - Simple IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION  PERIOD -- The period commencing on the Contract Date and ending on the  Annuity  Commencement  Date  or,  if  earlier,  when you  terminate  the
Contract,  either through a full withdrawal,  payment of charges,  or payment of the death benefit proceeds.

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate to receive  annuity  payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

   ANNUITY -- A series of periodic income  payments made by Security  Benefit to an  Annuitant,  Joint  Annuitant,  or Designated  Beneficiary  during the period specified in the Annuity Option.

   ANNUITY COMMENCEMENT DATE -- The date when annuity payments are to begin.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY  PERIOD -- The period  beginning  on the  Annuity  Commencement  Date during which annuity payments are made.

   CONTRACT -- Your  individual  Contract  issued to you by Security  Benefit or your certificate under a Group Contract.

   CONTRACT  DATE -- The date shown as the Contract  Date in a Contract.  Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT-- The unpaid loan balance including loan interest.

   CONTRACTOWNER  OR OWNER-- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued. The term  "Contractowner"
or "Owner"  is used in this  Prospectus  to refer to the Owner of an  individual
Contract or Participant under a Group Contract.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   DESIGNATED  BENEFICIARY -- The Designated  Beneficiary is the first person on the  following  list who is alive on the date of death of the Owner or the Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.  If you purchased your Contract prior to January 4, 1999, the Designated
Beneficiary is the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Annuitant's estate.

   FIXED  ACCOUNT  -- An  account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

   GENERAL ACCOUNT -- All assets of Security  Benefit other than those allocated to the Separate Account or to any other separate account of Security Benefit.

   GROUP CONTRACT -- A Contract issued to a group in connection with a Qualified
Plan or a non-tax qualified retirement plan.

   HOME OFFICE-- The Annuity Administration Department of Security Benefit, P.O.
Box 750497, Topeka, Kansas 66675-0497.

   HOSPITAL -- An institution  that is licensed as such by the Joint  Commission of  Accreditation  of  Hospitals,  or any  lawfully  operated  institution  that provides  in-patient  treatment  of sick and injured  persons  through  medical, diagnostic  and surgical  facilities  directed by physicians and 24 hour nursing services.

   PARTICIPANT  -- A  Participant  under a Qualified  Plan, a Group  Contract or both.

   PURCHASE PAYMENT -- An amount paid to Security  Benefit as consideration  for the Contract.

   QUALIFIED  SKILLED  NURSING  FACILITY -- A facility  licensed by the state to provide on a daily basis  convalescent or chronic care for  in-patients  who, by reason of infirmity or illness, are not able to care for themselves.

   SBL FUND -- An open-end management investment company commonly referred to as a mutual fund.

   SEPARATE  ACCOUNT -- Variflex,  a separate  account of Security  Benefit that consists of accounts,  referred to as  Subaccounts,  each of which  invests in a corresponding Series of SBL Fund.

   SUBACCOUNT  -- A division of the Separate  Account of Security  Benefit which invests in a corresponding series of SBL Fund.  Currently,  nineteen Subaccounts are available under the Contract.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   VARIFLEX  CONTRACT-401(K)  AND  408(K) -- A version of the  Contract  offered prior to May 1, 1990, to plans  qualified  under Section  401(k) or 408(k)(6) of the  Internal  Revenue  Code.  The  differences  between  this  Contract and the currently  offered versions of the Contract  qualifying under Section 401(k) and
408(k)(6) of the code are noted where appropriate.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable withdrawal charge, a pro rata administration charge, and any uncollected premium taxes.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 26 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract or single purchase payment immediate  variable annuity contract
(the  "Contract")   described  in  this  Prospectus  is  designed  to  give  you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual or group ("Non-Qualified  Plan"). You may also purchase the Contract, on a group or individual  basis,  in connection with a retirement plan qualified under Section 401,  403(b),  408,  408A, or 457 of the Internal  Revenue Code of
1986, as amended.  These plans are sometimes  referred to in this  Prospectus as
"Qualified Plans."

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate  Account is currently  divided into nineteen accounts referred to as Subaccounts.  See "Separate Account," page
12. Each Subaccount invests  exclusively in shares of a corresponding  Series of
SBL  Fund.  The  Series of SBL Fund,  each of which has a  different  investment objective or objectives,  are as follows: Equity Series, Large Cap Value Series,
Money Market Series, Global Series,  Diversified Income Series, Large Cap Growth
Series,  Enhanced  Index Series,  International  Series,  Mid Cap Growth Series,
Managed Asset Allocation Series,  Equity Income Series, High Yield Series, Small
Cap Value Series,  Social Awareness  Series,  Technology  Series,  Mid Cap Value
Series,  Main Street  Growth and  Income®  Series,  Small Cap Growth  Series and
Select 25 Series. See "SBL Fund," page 12.

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion  of Security  Benefit and are  guaranteed to be at least an effective annual rate of 3% (or higher for certain  Contracts  issued  prior to January 4,
1999). See "The Fixed Account," page 26.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated  Contract,  $25 for a Contract
funding a  Qualified  Plan and $2,500 for a single  purchase  payment  immediate annuity.  Thereafter,  you may  choose  the amount  and  frequency  of  purchase payments, except that the minimum subsequent purchase payment is $25. Subsequent purchase  payments are not permitted  for a single  purchase  payment  immediate annuity. See "Purchase Payments," page 16.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 15 and "The Fixed Account," page 26.

   At any time  before  the  Annuity  Commencement  Date,  you may  surrender  a
Contract  for  its  Withdrawal  Value,  and you may  make  partial  withdrawals, including  systematic  withdrawals,  from  Contract  Value,  subject  to certain restrictions  described in "The Fixed  Account,"  page 26. See "Full and Partial
Withdrawals,"  page 18 and "Federal Tax Matters,"  page 30 for more  information about  withdrawals,  including the 10% penalty tax that may be imposed upon full and partial  withdrawals  (including  systematic  withdrawals) made prior to the
Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Commencement  Date.  See  "Death  Benefit,"  page  20 for  more information.  The  Contract  provides  for several  Annuity  Options on either a variable  basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 24.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed Account plus the Contract  Value in the  Subaccounts  plus any charges deducted from Contract Value in the  Subaccounts.  Security  Benefit will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT  DEFERRED SALES CHARGE. If you withdraw  Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal charge). The amount of the withdrawal charge depends on the  Contract  Year in which  the  withdrawal  is  made.  We will  waive  the withdrawal  charge on the first  withdrawal in any Contract Year after the first
Contract  Year,  to the  extent  that your  withdrawal  does not exceed the free withdrawal  amount.  The free  withdrawal  amount in any Contract Year is 10% of
Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit  any free  withdrawal  amount  not  used on the  first  withdrawal  in a
Contract Year. The withdrawal  charge does not apply to withdrawals of earnings.
The  amount  of the  charge  will  depend  on the  Contract  Year in  which  the withdrawal is made, according to the following schedule:

                ===============================================
                                       WITHDRAWAL CHARGE
                                -------------------------------
                 CONTRACT         THE        VARIFLEX CONTRACT-
                   YEAR         CONTRACT     401(K) AND 408(K)
                -----------------------------------------------
                     1             8%                8%
                     2             7%                8%
                     3             6%                8%
                     4             5%                8%
                     5             4%                7%
                     6             3%                6%
                     7             2%                5%
                     8             1%                4%
                9 and later        0%                0%
                ===============================================

   The amount of the withdrawal charge assessed against your Contract will never exceed  8% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds;
(2) certain  systematic  withdrawals;  or (3) annuity  options  that provide for payments for life, or a period of at least seven years (five years for Contracts issued  prior to January 4, 1999).  Subject to  insurance  department  approval,
Security  Benefit  will also  waive the  withdrawal  charge on a full or partial withdrawal  if the Owner has been  confined to a Hospital or  Qualified  Skilled
Nursing Facility for 90 consecutive days or more.

   A different  withdrawal  charge schedule  applies if your Contract was issued after August 14, 2000,  under a Section  403(b)  retirement  plan sponsored by a
Texas  institution of higher education (as defined in the Texas Education Code).
See "Contingent Deferred Sales Charge," page 21.

   MORTALITY AND EXPENSE RISK CHARGE.  Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for mortality and expense risks equal to an annual  rate  of 1.2%  of  each  Subaccount's  average  daily  net  assets.  See
"Mortality and Expense Risk Charge," page 23.

   ADMINISTRATION CHARGE.  Security Benefit will deduct from your Contract Value an  administration  charge  of $30 on  each  annual  contract  anniversary.  The administration  charge  for the  Variflex  Contract  - 401(k)  and 408(k) is the
lesser  of $30 or 2% of  Contract  Value as of each  contract  anniversary.  The charge will be deducted from the Contract Value in the Subaccounts and the Fixed
Account in the same  proportion that the Contract Value is allocated among those accounts.  Security  Benefit does not assess the  administration  charge against
Contract  Value which has been applied under Annuity  Options 1 through 4, 9 and
10. See "Administration Charge," page 23.

   PREMIUM  TAX  CHARGE.  Security  Benefit  assesses  a premium  tax  charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to your
Contract.  This charge will usually be deducted on the Annuity Commencement Date or upon full withdrawal if a premium tax was incurred by Security Benefit and is not refundable.  Partial withdrawals,  including systematic withdrawals,  may be subject to a premium tax charge if a premium  tax is incurred on the  withdrawal by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge," page 23.

   OTHER EXPENSES.  Security Benefit pays the operating expenses of the Separate
Account. Investment advisory fees and operating expenses of SBL Fund are paid by the Fund and are  reflected  in the net asset  value of the Fund  shares.  For a description of these charges and expenses, see the prospectus for SBL Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

   The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly if you allocate Contract
Value to the Subaccounts.  The table reflects any contractual charges,  expenses of the Separate  Account,  and charges and expenses of SBL Fund.  The table does not  reflect  premium  taxes that may be imposed by various  jurisdictions.  See
"Premium Tax  Charge,"  page 23. The  information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

   For a complete  description of a Contract's costs and expenses,  see "Charges and  Deductions,"  page 21. For a more complete  description of SBL Fund's costs and expenses, see the SBL Fund prospectus, which accompanies this Prospectus.

================================================================================
CONTRACTUAL EXPENSES
--------------------------------------------------------------------------------
Sales Load on Purchase Payments .......................................   None
Contingent Deferred Sales Charge (as a percentage of
  amount withdrawn attributable to Purchase Payments) .................   8%(1)
Transfer Fee (per transfer) ...........................................   None
Annual Administration Charge ..........................................   $30(2)
================================================================================

================================================================================
ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of each Subaccount's average daily net assets)
--------------------------------------------------------------------------------
Annual Mortality and Expense Risk Charge ..............................   1.20%
Total Separate Account Annual Expenses ................................   1.20%
================================================================================

======================================================================================
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
--------------------------------------------------------------------------------------
                                                  BROKERAGE PLAN               TOTAL
                                      ADVISORY     DISTRIBUTION     OTHER     SBL FUND
                                        FEE      (12b-1) FEES(2)   EXPENSES   EXPENSES
--------------------------------------------------------------------------------------
Equity (Series A)                      0.75%          0.01%         0.07%      0.83%
--------------------------------------------------------------------------------------
Large Cap Value (Series B)             0.75%          0.10%         0.08%      0.93%
--------------------------------------------------------------------------------------
Money Market (Series C)                0.50%          0.00%         0.08%      0.58%
--------------------------------------------------------------------------------------
Global (Series D)                      1.00%          0.00%         0.20%      1.20%
--------------------------------------------------------------------------------------
Diversified Income (Series E)          0.75%          0.00%         0.08%      0.83%
--------------------------------------------------------------------------------------
Large Cap Growth (Series G)            1.00%          0.01%         0.22%      1.23%
--------------------------------------------------------------------------------------
Enhanced Index (Series H)              0.75%          0.00%         0.16%      0.91%
--------------------------------------------------------------------------------------
International (Series I)               1.10%          0.00%         1.15%      2.25%
--------------------------------------------------------------------------------------
Mid Cap Growth (Series J)              0.75%          0.01%         0.08%      0.84%
--------------------------------------------------------------------------------------
Managed Asset Allocation (Series N)    1.00%          0.00%         0.25%      1.25%
--------------------------------------------------------------------------------------
Equity Income (Series O)               1.00%          0.04%         0.04%      1.08%
--------------------------------------------------------------------------------------
High Yield (Series P)                  0.75%          0.00%         0.11%      0.86%
--------------------------------------------------------------------------------------
Small Cap Value (Series Q)             1.00%          0.00%         0.18%      1.18%
--------------------------------------------------------------------------------------
Social Awareness (Series S)            0.75%          0.00%         0.08%      0.83%
--------------------------------------------------------------------------------------
Technology (Series T)                  1.00%          0.00%         0.46%      1.46%
--------------------------------------------------------------------------------------
Mid Cap Value (Series V)               0.75%          0.02%         0.08%      0.85%
--------------------------------------------------------------------------------------
Main Street Growth and Income®
  (Series W)                           1.00%          0.00%         0.25%      1.25%
--------------------------------------------------------------------------------------
Small Cap Growth (Series X)            1.00%          0.00%         0.15%      1.15%
--------------------------------------------------------------------------------------
Select 25 (Series Y)                   0.75%          0.00%         0.13%      0.88%
--------------------------------------------------------------------------------------
1.  The amount of the  contingent  deferred sales charge is determined by reference to the  Contract  Year in which  the  withdrawal  is made.  Withdrawals  in the first
    Contract Year are subject to a charge of 8% declining to 0% in Contract Year 9 and later. The contingent deferred sales charge schedule is different for the Variflex
    Contract - 401(k) and 408(k) and for a Contract  issued to a  Participant  under a
    Section 403(b)  retirement plan sponsored by an institution of higher education as defined in the Texas Education Code. See "Full and Partial  Withdrawals,"  page 18 and "Contingent Deferred Sales Charge," page 21 for more information.

2.  The annual  administration charge for the Variflex Contract - 401(k) and 408(k) is the lesser of $30 or 2% of Contract Value.

3.  Amounts  included  as  distribution  expenses  under this  caption are the amounts received by the Fund's  distributor  under the  Brokerage  Plan in the last fiscal year in connection with the purchase and sale of securities held by the Fund.
======================================================================================

EXAMPLES -- The  following  examples show the expenses that you would pay at the end of one,  three,  five or ten years.  The examples assume that any waivers or reimbursement of expenses  currently in effect,  remain in effect for the period shown. The information  presented  applies if, at the end of those time periods, the Contract is (1) surrendered, or (2) annuitized or otherwise not surrendered.
The examples  show  expenses  based upon an  allocation of $1,000 to each of the
Subaccounts and a hypothetical return of 5%.

   YOU SHOULD NOT CONSIDER THE EXAMPLES BELOW A REPRESENTATION OF PAST OR FUTURE
EXPENSES.  ACTUAL  EXPENSES  MAY BE GREATER OR LESSER THAN THOSE  SHOWN.  THE 5%
RETURN  ASSUMED IN THE EXAMPLES IS  HYPOTHETICAL  AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

   Example -- You would pay the expenses shown below assuming full withdrawal of your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                               $102     $126     $156     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                       103      129      161      258
--------------------------------------------------------------------------------
Money Market Subaccount                           99      119      143      222
--------------------------------------------------------------------------------
Global Subaccount                                106      137      174      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                    102      126      156      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                      106      138      176      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                        103      129      160      256
--------------------------------------------------------------------------------
International Subaccount                         116      166      224      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                        102      127      156      249
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount              106      138      177      290
--------------------------------------------------------------------------------
Equity Income Subaccount                         104      133      168      273
--------------------------------------------------------------------------------
High Yield Subaccount                            102      127      157      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                       105      136      173      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                      102      126      156      248
--------------------------------------------------------------------------------
Technology Subaccount                            108      144      187      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                         102      127      157      250
--------------------------------------------------------------------------------
Main Street Growth and Income® Subaccount        106      138      177      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                      105      135      172      280
--------------------------------------------------------------------------------
Select 25 Subaccount                             102      128      158      253
--------------------------------------------------------------------------------

   Example -- You would pay the  expenses  shown below  assuming NO  withdrawals from your Contract:

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                                $22    $  68     $116     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                        23       71      121      258
--------------------------------------------------------------------------------
Money Market Subaccount                           19       60      103      222
--------------------------------------------------------------------------------
Global Subaccount                                 26       79      134      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                     22       68      116      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                       26       80      136      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                         23       70      120      256
--------------------------------------------------------------------------------
International Subaccount                          36      110      186      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                         22       68      116      249
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount               26       80      137      290
--------------------------------------------------------------------------------
Equity Income Subaccount                          24       75      128      273
--------------------------------------------------------------------------------
High Yield Subaccount                             22       69      117      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                        25       78      133      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                       22       68      116      248
--------------------------------------------------------------------------------
Technology Subaccount                             28       87      147      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                          22       68      117      250
--------------------------------------------------------------------------------
Main Street Growth and Income® Subaccount         26       80      137      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                       25       77      132      280
--------------------------------------------------------------------------------
Select 25 Subaccount                              22       69      118      253
--------------------------------------------------------------------------------

Example - You would pay the expenses  shown below  assuming  full  withdrawal of your  Variflex  Contract - 401(k) and 408(k) at the end of the  applicable  time period:

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                               $102     $146     $186     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                       103      149      191      258
--------------------------------------------------------------------------------
Money Market Subaccount                           99      139      173      222
--------------------------------------------------------------------------------
Global Subaccount                                106      156      204      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                    102      146      186      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                      106      157      206      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                        103      148      190      256
--------------------------------------------------------------------------------
International Subaccount                         116      185      253      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                        102      146      186      249
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount              106      158      207      290
--------------------------------------------------------------------------------
Equity Income Subaccount                         104      153      198      273
--------------------------------------------------------------------------------
High Yield Subaccount                            102      147      187      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                       105      156      203      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                      102      146      186      248
--------------------------------------------------------------------------------
Technology Subaccount                            108      163      217      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                         102      146      187      250
--------------------------------------------------------------------------------
Main Street Growth and Income® Subaccount        106      158      207      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                      105      155      202      280
--------------------------------------------------------------------------------
Select 25 Subaccount                             102      147      188      253
--------------------------------------------------------------------------------

Example -- You would pay the expenses shown below  assuming NO withdrawals  from your Variflex Contract - 401(k) and 408(k):

--------------------------------------------------------------------------------
                                                 1        3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount                               $22     $ 68     $116     $248
--------------------------------------------------------------------------------
Large Cap Value Subaccount                       23       71      121      258
--------------------------------------------------------------------------------
Money Market Subaccount                          19       60      103      222
--------------------------------------------------------------------------------
Global Subaccount                                26       79      134      285
--------------------------------------------------------------------------------
Diversified Income Subaccount                    22       68      116      248
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                      26       80      136      288
--------------------------------------------------------------------------------
Enhanced Index Subaccount                        23       70      120      256
--------------------------------------------------------------------------------
International Subaccount                         36      110      186      384
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                        22       68      116      249
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount              26       80      137      290
--------------------------------------------------------------------------------
Equity Income Subaccount                         24       75      128      273
--------------------------------------------------------------------------------
High Yield Subaccount                            22       69      117      251
--------------------------------------------------------------------------------
Small Cap Value Subaccount                       25       78      133      283
--------------------------------------------------------------------------------
Social Awareness Subaccount                      22       68      116      248
--------------------------------------------------------------------------------
Technology Subaccount                            28       87      147      311
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                         22       68      117      250
--------------------------------------------------------------------------------
Main Street Growth and Income® Subaccount        26       80      137      290
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                      25       77      132      280
--------------------------------------------------------------------------------
Select 25 Subaccount                             22       69      118      253
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The following condensed financial  information presents accumulation unit values for each of the years in the ten-year period ended December 31, 2001, as well as ending accumulation units outstanding for Qualified and Non-Qualified  Contracts under the Subaccounts.

================================================================================
                                                     QUALIFIED
                                      ------------------------------------------
                                                                 ACCUMULATION
                                      BEGINNING     END OF     UNITS OUTSTANDING
SUBACCOUNT                YEAR        OF PERIOD     PERIOD     AT END OF PERIOD
--------------------------------------------------------------------------------
Equity Subaccount         2001          $66.40      $58.11         9,088,299
                          2000           77.04       66.40        10,078,355
                          1999           72.11       77.04        12,075,377
                          1998           58.19       72.11        11,996,953
                          1997           45.76       58.19        11,293,953
                          1996           37.75       45.76        10,310,079
                          1995           27.94       37.75         9,203,332
                          1994           28.75       27.94         7,723,910
                          1993           25.59       28.75         6,900,722
                          1992           23.30       25.59         6,640,177
--------------------------------------------------------------------------------
Large Cap Value           2001           57.34       53.47         7,427,804
Subaccount                2000           62.24       57.34         8,480,619
                          1999           61.86       62.24        12,276,284
                          1998           58.22       61.86        14,055,295
                          1997           46.58       58.22        15,086,547
                          1996           39.88       46.58        15,264,292
                          1995(c)        31.03       39.88        14,963,215
                          1994           32.37       31.03        14,312,801
                          1993           29.89       32.37        13,236,948
                          1992           28.47       29.89        11,381,462
--------------------------------------------------------------------------------
Money Market              2001           21.34       21.87         2,359,410
Subaccount                2000           20.38       21.34         2,127,226
                          1999           19.71       20.38         3,379,114
                          1998           18.97       19.71         3,068,671
                          1997           18.26       18.97         2,479,744
                          1996           17.59       18.26         3,252,140
                          1995           16.89       17.59         2,989,809
                          1994           16.48       16.89         3,578,026
                          1993           16.26       16.48         2,680,809
                          1992           15.94       16.26         2,373,251
--------------------------------------------------------------------------------
Global Subaccount         2001           28.12       24.38        11,806,980
                          2000           27.49       28.12        13,345,698
                          1999           18.11       27.49        12,753,536
                          1998           15.26       18.11        12,848,790
                          1997           14.51       15.26        12,804,601
                          1996           12.51       14.51        11,881,450
                          1995           11.42       12.51        10,236,349
                          1994           11.25       11.42         9,361,197
                          1993            8.65       11.25         5,863,967
                          1992            8.99        8.65         2,070,715
--------------------------------------------------------------------------------
Diversified               2001           25.66       27.17         2,412,919
Income Subaccount         2000           23.92       25.66         2,354,855
                          1999           25.16       23.92         3,698,583
                          1998           23.58       25.16         3,419,362
                          1997           21.69       23.58         3,446,850
                          1996           22.11       21.69         3,673,833
                          1995           18.87       22.11         3,912,046
                          1994           20.52       18.87         3,891,426
                          1993           18.44       20.52         3,731,587
                          1992           17.37       18.44         2,912,605
--------------------------------------------------------------------------------
Large Cap Growth          2001            7.91        6.61           808,629
Subaccount                2000(e)        10.00        7.91            24,399
--------------------------------------------------------------------------------
Enhanced Index            2001            9.88        8.50         1,925,639
Subaccount                2000           11.14        9.88            53,493
                          1999(d)        10.00       11.14           564,455
--------------------------------------------------------------------------------
International             2001           10.15        7.57           653,966
Subaccount                2000           12.89       10.15            11,181
                          1999(d)        10.00       12.89            95,066
--------------------------------------------------------------------------------
Mid Cap Growth            2001           45.95       38.63         7,902,865
Subaccount                2000           39.83       45.95         9,476,967
                          1999           24.90       39.83         6,970,985
                          1998           21.37       24.91         6,781,176
                          1997           18.03       21.37         6,738,379
                          1996           15.46       18.03         5,563,881
                          1995           13.10       15.46         4,387,739
                          1994           13.97       13.10         3,947,047
                          1993           12.44       13.97         2,131,858
                          1992(a)        10.00       12.44           455,105
--------------------------------------------------------------------------------
Global Strategic          2001           13.51       14.20           497,189
Income Subaccount         2000           13.19       13.51           298,376
                          1999           13.20       13.19           362,783
                          1998           12.50       13.20           398,409
                          1997           12.00       12.50           425,354
                          1996           10.69       12.00           306,339
                          1995(b)        10.00       10.69           129,589
--------------------------------------------------------------------------------
Capital Growth            2001            7.99        6.73         1,336,931
Subaccount                2000(e)        10.00        7.99            69,633
--------------------------------------------------------------------------------
Global Total Return       2001           13.95       11.98         1,079,718
Subaccount                2000           15.78       13.95         1,197,345
                          1999           14.01       15.78         1,363,679
                          1998           12.59       14.01         1,545,270
                          1997           12.01       12.59         1,672,896
                          1996           10.64       12.01         1,274,106
                          1995(b)        10.00       10.64           611,652
--------------------------------------------------------------------------------
Managed Asset             2001           17.25       16.18         2,258,069
Allocation Subaccount     2000           17.63       17.25         1,990,484
                          1999           16.26       17.63         2,289,208
                          1998           13.89       16.26         1,950,323
                          1997           11.87       13.89         1,057,271
                          1996           10.66       11.87           626,179
                          1995(b)        10.00       10.66           295,053
--------------------------------------------------------------------------------
Equity Income             2001           21.40       21.42         4,369,075
Subaccount                2000           19.19       21.40         4,034,469
                          1999           18.83       19.19         5,492,102
                          1998           17.49       18.83         5,369,499
                          1997           13.78       17.49         4,135,375
                          1996           11.62       13.78         2,016,966
                          1995(b)        10.00       11.62           604,325
--------------------------------------------------------------------------------
High Yield                2001           12.09       12.48           509,774
Subaccount                2000           12.43       12.09             2,576
                          1999           12.43       12.43            89,145
--------------------------------------------------------------------------------
Small Cap Value           2001           10.65       12.86         2,165,394
Subaccount                2000(e)        10.00       10.65            22,150
--------------------------------------------------------------------------------
Social Awareness          2001           29.38       25.24         3,950,615
Subaccount                2000           34.16       29.38         4,339,513
                          1999           29.50       34.16         4,298,149
                          1998           22.72       29.50         3,152,738
                          1997           18.75       22.72         2,531,119
                          1996           15.97       18.75         2,083,090
                          1995           12.65       15.97         1,615,845
                          1994           13.31       12.65         1,344,063
                          1993           12.04       13.31           993,233
                          1992           10.47       12.04           513,953
--------------------------------------------------------------------------------
Technology                2001            6.08        4.56         1,896,347
Subaccount                2000(e)        10.00        6.08            97,027
--------------------------------------------------------------------------------
Mid Cap Value             2001           23.29       25.58         3,062,821
Subaccount                2000           17.62       23.29            97,916
                          1999           14.89       17.62           577,404
--------------------------------------------------------------------------------
Main Street Growth        2001            8.95        7.95         1,812,239
and Income®               2000(e)        10.00        8.95            28,963
Subaccount
--------------------------------------------------------------------------------
Small Cap Growth          2001           17.57       12.52         3,216,970
Subaccount                2000           19.48       17.57            65,591
                          1999           10.31       19.48           992,293
--------------------------------------------------------------------------------
Select 25 Subaccount      2001           10.17        9.05         2,961,348
                          2000           12.24       10.17            34,746
                          1999(d)        10.00       12.24         1,226,865
================================================================================

================================================================================
                                                    NON-QUALIFIED
                                       -----------------------------------------
                                                                 ACCUMULATION
                                       BEGINNING    END OF     UNITS OUTSTANDING
SUBACCOUNT                YEAR         OF PERIOD    PERIOD     AT END OF PERIOD
--------------------------------------------------------------------------------
Equity Subaccount         2001          $66.37      $58.09         1,816,980
                          2000           77.00       66.37         2,036,358
                          1999           72.07       77.00         2,537,119
                          1998           58.17       72.07         2,665,560
                          1997           45.74       58.17         2,652,767
                          1996           37.74       45.74         2,575,426
                          1995           27.92       37.74         2,306,163
                          1994           28.74       27.92         1,578,797
                          1993           25.58       28.74         1,483,618
                          1992           23.30       25.58         1,766,896
--------------------------------------------------------------------------------
Large Cap Value           2001           57.29       53.43         1,741,418
Subaccount                2000           62.18       57.29         2,055,288
                          1999           61.81       62.18         2,867,661
                          1998           58.17       61.81         3,323,526
                          1997           46.54       58.17         3,653,913
                          1996           39.84       46.54         3,721,884
                          1995(c)        31.00       39.84         3,669,299
                          1994           32.34       31.00         3,515,364
                          1993           29.87       32.34         3,262,600
                          1992           28.44       29.87         2,560,986
--------------------------------------------------------------------------------
Money Market              2001           21.34       21.87         1,092,929
Subaccount                2000           20.38       21.34         1,281,580
                          1999           19.71       20.38         1,790,781
                          1998           18.98       19.71         1,314,658
                          1997           18.26       18.98         1,089,550
                          1996           17.59       18.26         1,681,230
                          1995           16.89       17.59         1,469,153
                          1994           16.48       16.89         2,475,349
                          1993           16.26       16.48         1,913,212
                          1992           15.94       16.26         1,031,855
--------------------------------------------------------------------------------
Global Subaccount         2001           28.12       24.38         2,685,983
                          2000           27.49       28.12         3,288,694
                          1999           18.11       27.49         3,373,269
                          1998           15.26       18.11         3,724,722
                          1997           14.51       15.26         3,730,734
                          1996           12.51       14.51         3,484,411
                          1995           11.42       12.51         3,140,486
                          1994           11.25       11.42         2,803,304
                          1993            8.65       11.25         2,150,932
                          1992            8.99        8.65           678,110
--------------------------------------------------------------------------------
Diversified               2001           25.64       27.15           896,039
Income Subaccount         2000           23.90       25.64         1,003,346
                          1999           25.14       23.90         1,121,142
                          1998           23.56       25.14         1,321,999
                          1997           21.67       23.56         1,535,471
                          1996           22.09       21.67         1,377,342
                          1995           18.85       22.09         1,325,159
                          1994           20.50       18.85         1,392,830
                          1993           18.42       20.50         1,290,268
                          1992           17.36       18.42           962,775
--------------------------------------------------------------------------------
Large Cap Growth          2001            7.91        6.61           222,143
Subaccount                2000(e)        10.00        7.91           673,725
--------------------------------------------------------------------------------
Enhanced Index            2001            9.88        8.50           302,681
Subaccount                2000           11.14        9.88         2,181,834
                          1999(d)        10.00       11.14           148,669
--------------------------------------------------------------------------------
International             2001           10.15        7.57           257,938
Subaccount                2000           12.89       10.15           717,135
                          1999(d)        10.00       12.89            27,983
--------------------------------------------------------------------------------
Mid Cap Growth            2001           45.93       38.62         1,933,000
Subaccount                2000           39.81       45.93         1,270,378
                          1999           24.89       39.81         1,930,663
                          1998           21.36       24.89         2,140,621
                          1997           18.03       21.36         2,019,008
                          1996           15.46       18.03         1,559,302
                          1995           13.09       15.46         1,248,987
                          1994           13.96       13.09         1,211,099
                          1993           12.44       13.96           610,801
                          1992(a)        10.00       12.44            68,338
--------------------------------------------------------------------------------
Global Strategic          2001           13.51       14.20           175,220
Income Subaccount         2000           13.19       13.51           151,984
                          1999           13.20       13.19           155,100
                          1998           12.49       13.20           180,061
                          1997           12.00       12.49           212,934
                          1996           10.69       12.00           178,818
                          1995(b)        10.00       10.69            74,528
--------------------------------------------------------------------------------
Capital Growth            2001            7.99        6.73           163,517
Subaccount                2000(e)        10.00        7.99         1,182,612
--------------------------------------------------------------------------------
Global Total Return       2001           13.95       11.97           345,102
Subaccount                2000           15.77       13.95           417,905
                          1999           14.01       15.77           501,463
                          1998           12.59       14.01           585,003
                          1997           12.00       12.59           687,020
                          1996           10.64       12.00           532,893
                          1995(b)        10.00       10.64           297,967
--------------------------------------------------------------------------------
Managed Asset             2001           17.25       16.18           654,507
Allocation Subaccount     2000           17.63       17.25           687,389
                          1999           16.26       17.63           742,405
                          1998           13.89       16.26           739,827
                          1997           11.87       13.89           459,560
                          1996           10.66       11.87           374,276
                          1995(b)        10.00       10.66           226,555
--------------------------------------------------------------------------------
Equity Income             2001           21.39       21.42         1,080,433
Subaccount                2000           19.18       21.39         1,046,838
                          1999           18.83       19.18         1,379,765
                          1998           17.48       18.83         1,427,599
                          1997           13.78       17.48         1,257,818
                          1996           11.62       13.78           710,206
                          1995(b)        10.00       11.62           234,242
--------------------------------------------------------------------------------
High Yield                2001           12.09       12.48           172,694
Subaccount                2000           12.43       12.09           301,772
                          1999           12.43       12.43            95,775
--------------------------------------------------------------------------------
Small Cap Value           2001           10.65       12.86           601,352
Subaccount                2000(e)        10.00       10.65           231,015
--------------------------------------------------------------------------------
Social Awareness          2001           29.41       25.25           992,868
Subaccount                2000           34.17       29.41         1,167,835
                          1999           29.51       34.17         1,188,307
                          1998           22.73       29.51         1,036,280
                          1997           18.75       22.73           904,831
                          1996           15.98       18.75           746,852
                          1995           12.66       15.98           612,235
                          1994           13.31       12.66           543,287
                          1993           12.04       13.31           389,861
                          1992           10.47       12.04           226,145
--------------------------------------------------------------------------------
Technology                2001            6.08        4.56           430,690
Subaccount                2000(e)        10.00        6.08         1,432,636
--------------------------------------------------------------------------------
Mid Cap Value             2001           23.29       25.58           703,426
Subaccount                2000           17.62       23.29         2,518,107
                          1999           14.89       17.62           189,495
--------------------------------------------------------------------------------
Main Street Growth        2001            8.95        7.95           426,747
and Income®               2000(e)        10.00        8.95         1,268,805
Subaccount
--------------------------------------------------------------------------------
Small Cap Growth          2001           17.57       12.52           806,870
Subaccount                2000           19.48       17.57         4,570,554
                          1999           10.31       19.48           319,874
--------------------------------------------------------------------------------
Select 25 Subaccount      2001           10.17        9.05           609,728
                          2000           12.24       10.17         4,097,819
                          1999(d)        10.00       12.24           318,343
--------------------------------------------------------------------------------
(a)  Mid Cap Growth Subaccount was first publicly offered on October 1, 1992.

(b)  Global Strategic Income, Global Total Return,  Managed Asset Allocation and
     Equity Income Subaccounts were first publicly offered on June 1, 1995.

(c)  Effective  June 1,  1995,  the  investment  objective  of Large  Cap  Value
     Subaccount  was  changed  from  seeking to provide  income  with  secondary emphasis on capital  appreciation  to seeking  long-term  growth of capital with  secondary  emphasis  on income and on January 2, 2001 the  investment objective was changed to seeking long-term growth of capital.

(d)  Accumulation  unit values for Enhanced Index,  International  and Select 25
     Subaccounts  are for the  period  May 3,  1999  (the  date  first  publicly offered) to December 31, 1999.

(e)  Accumulation  unit values for Large Cap Growth,  Capital Growth,  Small Cap
     Value,  Technology and Main Street Growth and Income®  Subaccounts  are for
     the period May 1, 2000 (the date first  publicly  offered) to December  31,
     2000.
================================================================================

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and  persons  who  acquire  policies  from  Security  Benefit  after  that  date automatically become members in the mutual holding company.

   Security  Benefit offers life insurance  policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2001, the Company had total assets of  approximately  $7.9 billion.  Together with its subsidiaries, the Company has total funds under management of approximately $9.8 billion.

   The Principal  Underwriter for the Contracts is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A.M.  Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account.  Each year A.M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under the contracts may not be charged with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent the  contracts  so provide.  The  Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contracts.  Security  Benefit may  transfer to its General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

   The Separate  Account is currently  divided into  nineteen  Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests exclusively in shares of a specific Series of SBL Fund. Security Benefit may in the future  establish  additional  Subaccounts  of the Separate  Account, which may  invest in other  Series  of SBL Fund or in other  securities,  mutual funds, or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund. SBL Fund currently has nineteen separate portfolios  ("Series"),  each of which pursues different investment objectives and policies.

   Shares of the Fund  currently  are  offered  only for  purchase  by  separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies and variable annuity  contracts issued by Security  Benefit.
Thus,  SBL Fund serves as an investment  medium for both variable life insurance policies and variable annuity contracts.  This is called "mixed funding." Shares of SBL  Fund  also  may be sold in the  future  to  separate  accounts  of other insurance  companies,  both affiliated and not affiliated with Security Benefit.
This is called "shared funding." Security Benefit currently does not foresee any disadvantages  to  Contractowners  arising from either mixed or shared  funding;
however,  due to  differences  in tax treatment or other  considerations,  it is theoretically  possible  that the  interests of owners of various  contracts for which SBL Fund serves as an investment medium might at some time be in conflict.
However,  Security  Benefit,  the  Fund's  Board  of  Directors,  and any  other insurance  companies that  participate in SBL Fund in the future are required to monitor  events in order to identify any material  conflicts that arise from the use of the Fund for mixed and/or shared  funding.  SBL Fund's Board of Directors is required to determine  what action,  if any,  should be taken in the event of such a conflict.  If such a conflict  were to occur,  Security  Benefit might be required to withdraw the investment of one or more of its separate accounts from
SBL Fund.  This  might  force  the Fund to sell  securities  at  disadvantageous prices.

   A summary of the investment objective of each Series of SBL Fund is set forth below.  We cannot  assure  that any Series  will  achieve  its  objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

   SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD  BE  READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth  by  investing  at least  80% of its net  assets in a broadly diversified  portfolio of equity securities,  which may include ADRs and convertible securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital  by  investing  at least 80% of its net  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks, preferred  stocks  and  convertible  securities  of both U.S.  issuers  and U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term  capital growth by investing at least 80% of its net assets in common stock and other equity  securities of large  capitalization  companies
(defined as  companies  whose total  market  value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stocks relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long-term  capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital appreciation by investing at least 80% of its net assets in a diversified  portfolio of equity securities with market  capitalizations  of $10 billion or less at the time of investment.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its  objectives  by  investing  at least 80% of its net assets in higher yielding, higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Subaccount are invested in Series Q. The investment  objective of Series Q is to seek  capital  growth  by  investing  at least  80% of its net  assets  in securities of small capitalization companies (defined as companies with a market capitalization  substantially  similar to that of companies in the Russell 2500™
Index at the time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series  also may invest in  companies  that are  included  in the
Domini 400 Social  Index(SM),  which companies will be deemed to comply with the
Series' social criteria.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets in the equity securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek  long-term  growth of  capital by  investing  at least 80% of its net
assets  in  a   diversified   portfolio   of  equity   securities   with  market
capitalizations  of $10  billion or less at the time of  investment.  The Series will invest in stocks  that the  Investment  Adviser  believes  are  undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME® SERIES) -- Amounts that you allocate to the Main Street  Growth and  Income®  Subaccount  are  invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of  capital by  investing  at least 80% of its net assets in equity  securities of companies  with market  capitalizations  of $750 million or less at the time of investment.

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings growth.

THE INVESTMENT ADVISER -- Security Management Company, LLC, One Security Benefit
Place, Topeka,  Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell  securities for the Series except Large
Cap Value,  Global,  Enhanced Index,  International,  Managed Asset  Allocation,
Equity Income, Small Cap Value, Technology,  Main Street Growth and Income®, and
Small Cap Growth Series.  See the  accompanying SBL Fund prospectus for details.
The Investment Adviser has engaged The Dreyfus Corporation, 200 Park Avenue, New
York, New York 10166, to provide investment advisory services to Large Cap Value
Series; OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018, to
provide investment advisory services to Global Series and Main Street Growth and
Income® Series; Deutsche Asset Management,  Inc., 280 Park Avenue, New York, New
York 10017 to provide  investment  advisory  services to Enhanced  Index Series;
Templeton Investment Counsel,  LLC, 500 East Broward Boulevard,  Ft. Lauderdale,
Florida 33394 to provide investment  advisory services to International  Series;
Wellington Management Company LLP, 75 State Street, Boston,  Massachusetts 02109
to provide  investment  advisory  services to Technology  Series;  T. Rowe Price
Associates,  Inc., 100 East Pratt Street,  Baltimore,  Maryland 21202 to provide investment  advisory  services  to Managed  Asset  Allocation  Series and Equity
Income Series;  Strong Capital  Management  Corporation,  100 Heritage  Reserve,
Menomonee,  Wisconsin 53051 to provide investment advisory services to Small Cap
Value  Series;  and RS  Investment  Management,  L.P.,  388 Market  Street,  San
Francisco, California 94111 to provide investment advisory services to Small Cap
Growth Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible purchase payment deferred  variable annuity.  It is also available as a single purchase payment immediate variable annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is  significantly  different from a fixed annuity  contract in that you assume  the risk of  investment  gain or loss  under the  Contract  rather  than
Security Benefit.  When you are ready to begin receiving  annuity payments,  the
Contract  provides several Annuity Options under which Security Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the Annuity  Commencement Date. The amount that will be available for annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

   The Contract is available for purchase by an individual or group as a non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements  of Section 401,  403(b),  408,  408A,  or 457 of the Internal
Revenue Code  ("Qualified  Plan").  Certain federal tax advantages are currently available to  retirement  plans that qualify as (1)  self-employed  individuals'
retirement  plans under Section 401, such as HR-10 and Keogh plans,  (2) pension or  profit-sharing  plans  established  by an  employer  for the  benefit of its employees  under Section 401, (3)  traditional  and Roth  individual  retirement accounts or annuities,  including  traditional  IRAs  established by an employer under a simplified  employees  pension plan, or a SIMPLE IRA plan, under Section
408, (4) annuity purchase plans of public school systems and certain  tax-exempt organizations  under  Section  403(b)  or (5)  deferred  compensation  plans for employees  established  by a  unit  of a  state  or  local  government  or  by a tax-exempt  organization under Section 457. Joint Owners are permitted only on a
Contract issued pursuant to a Non-Qualified Plan.

TYPES OF VARIFLEX  CONTRACTS --  Different  types of the Contract are offered by
Security Benefit through this Prospectus.  The types of the Contract vary in the amount  and  timing of the  minimum  purchase  payments,  and in  various  other respects. The different types of the Contract are described below:

   SINGLE PURCHASE PAYMENT IMMEDIATE ANNUITY.  This type of Contract is used for an individual  where a single purchase payment has been allocated to provide for annuity payments to commence immediately.

   FLEXIBLE PURCHASE PAYMENT DEFERRED ANNUITY. This type of Contract is used for an  individual  where  periodic  purchase  payments  will be made  with  annuity payments to commence at a later date.

   GROUP FLEXIBLE  PURCHASE  PAYMENT  DEFERRED  ANNUITY  CONTRACT.  This type of
Contract is used when purchase  payments under group plans are to be accumulated until the retirement date of each Participant. Under a Group Allocated Contract,
Contract Value is established  for each  Participant for whom payments are being made and the benefit at retirement  will be determined by your Contract Value at that time.

   Under a Group Unallocated  Contract,  the purchase payments are not allocated to the individual Participants but are credited to the Contractowner's  account.
When a Participant  becomes entitled to receive payments under the provisions of the Plan,  the  appropriate  amount of Contract  Value may be  withdrawn  by the
Contractowner to provide the Participant with an annuity.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 80 (age 75 for Contracts issued in Florida). If there are Joint Owners or
Annuitants,  the maximum  issue age will be determined by reference to the older
Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated  Contract,  $25 for a Contract
funding a  Qualified  Plan and  $2,500  for single  purchase  payment  immediate annuity.  Thereafter,  you may  choose  the amount  and  frequency  of  purchase payments,  except that the minimum subsequent  purchase payment is $25. Security
Benefit  does not permit  subsequent  purchase  payments  for a single  purchase payment immediate annuity. Total purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

   Security  Benefit will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

   Security Benefit will credit  subsequent  purchase  payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the  Annuity  Commencement  Date,  so long as the Owner is living.
Subsequent  purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25 per payment  being  allocated to any one  Subaccount  or the Fixed
Account.  The allocations must be a whole dollar or whole percentage.  Available allocation alternatives include the nineteen Subaccounts and the Fixed Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application  or the proper  form is  completed,  signed,  and filed at  Security
Benefit's  Home Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value," page 17.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity  Commencement Date, you may
dollar cost average your Contract Value by authorizing  Security Benefit to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After Security Benefit has received a Dollar Cost Averaging Request in proper form at its Home Office,  Security  Benefit will transfer  Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The minimum amount that you may transfer each month or quarter to any one  Subaccount is $25.  Security  Benefit will effect each transfer on the date you specify or if no date is specified, on the  monthly  or  quarterly  anniversary,  whichever  corresponds  to the period selected,  of the date of receipt at the Home Office of a Dollar Cost  Averaging
Request in proper form.  Transfers  will be made until the total amount  elected has been  transferred,  or until  Contract  Value in the  Subaccount  from which transfers are made has been depleted.  Amounts  periodically  transferred  under this option are not currently subject to any transfer charges.

   You may  instruct  Security  Benefit at any time to  terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter  if  transfers  were made on a  quarterly  basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  Security  Benefit may discontinue,  modify,  or suspend the Dollar Cost
Averaging Option at any time.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account," page 26.

ASSET  REALLOCATION  OPTION -- Prior to the Annuity  Commencement  Date, you may
authorize  Security  Benefit  to  automatically  transfer  Contract  Value  on a quarterly,  semiannual  or annual  basis to  maintain  a  particular  percentage
allocation  among  the  Subaccounts.   The  Contract  Value  allocated  to  each
Subaccount  will grow or decline in value at different rates during the selected period. Asset Reallocation  automatically  reallocates the Contract Value in the
Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis, as you select.  Asset Reallocation is intended to transfer Contract Value from those  Subaccounts  that have increased in value to those  Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment  method does not guarantee  profits,  nor does it assure that you will not have losses.

   To elect this  option an Asset  Reallocation  Request in proper  form must be received by Security  Benefit at its Home Office.  An Asset  Reallocation/Dollar
Cost Averaging  form is available  upon request.  On the form, you must indicate the applicable  Subaccounts,  the  applicable  time period and the percentage of
Contract Value to be allocated to each Subaccount.

   Upon receipt of the Asset Reallocation Request,  Security Benefit will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment,  among the Subaccounts based upon the percentages that you selected. If you are a participant in a group Contract  qualified under Internal Revenue Code
Section  401,  the Asset  Reallocation  Request  will be  effective on the first
Valuation  Date of the calendar  quarter  following  the receipt of the request.
Thereafter,  Security  Benefit will  transfer  Contract  Value to maintain  that allocation on each quarterly,  semiannual or annual anniversary,  as applicable, of the date of Security Benefit's receipt of the Asset  Reallocation  Request in proper  form.  The  amounts  transferred  will be  credited  at the price of the
Subaccount  as of the  end of the  Valuation  Date  on  which  the  transfer  is effected.  Amounts periodically  transferred under this option are not currently subject to any transfer charges.

   You may instruct  Security  Benefit at any time to  terminate  this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account," page 27.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity  Commencement  Date, you may
transfer  Contract Value among the  Subaccounts  upon proper written  request to
Security  Benefit's Home Office.  You may make  transfers  (other than transfers pursuant  to the  Dollar  Cost  Averaging  and Asset  Reallocation  Options)  by
telephone if the Telephone  Transfer  section of the  application or proper form has been  completed,  signed and filed at Security  Benefit's  Home Office.  The minimum transfer amount is $500, or the amount remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

   You may also  transfer  Contract  Value  from the  Subaccounts  to the  Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account," page 26.

   Security  Benefit  generally  does not  limit  the  frequency  of  transfers, although Security Benefit reserves the right to limit the number of transfers to
14 in a Contract  Year.  Also,  the Contract is not  designed  for  professional
"market timing" organizations, or other organizations or individuals engaging in a market timing strategy,  making programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If Security Benefit determines that  your  transfer  patterns  among  the  Subaccounts  are  disruptive  to the
Underlying  Funds,  Security  Benefit  may  among  other  things,  restrict  the availability of telephone transfers or other electronic  transfers.  We may also refuse  to act on  transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more  owners.  Also,  certain of the
Underlying  Funds may have in place limits on the number of transfers  permitted in a Contract Year, which limits are more restrictive than 14 per Contract Year.
Security Benefit reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE -- The  Contract  Value  is the sum of the  amounts  under  your
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract  Value," page 18. No minimum amount of Contract  Value is  guaranteed.  You bear the entire  investment  risk relating to the  investment  performance  of  Contract  Value  allocated  to the
Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon  several  factors,  including  investment  performance  of the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the Subaccounts  will be invested in shares of the  corresponding  Series of SBL
Fund. The investment  performance of the Subaccounts  will reflect  increases or decreases in the net asset value per share of the  corresponding  Series and any dividends or distributions  declared by a Series. Any dividends or distributions from any Series of the Fund will be  automatically  reinvested  in shares of the same Series, unless Security Benefit, on behalf of the Separate Account,  elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined  by dividing the dollar  amount  allocated to the  particular  Subaccount by the price for the Subaccount as of the end of the
Valuation Period in which the purchase payment is credited.

   In addition, other transactions including loans, full or partial withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing  the dollar  amount of such  transaction  by the price of the  affected
Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock  Exchange,  normally 3:00 p.m.  Central time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  and (4) the  mortality  and  expense  risk  charge  under  the
Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Commencement  Date,  subject  to  limitations  under  the  applicable  plan  for
Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by Security  Benefit at its Home  Office.  A proper  Withdrawal
Request  form must  include the  written  consent of any  effective  assignee or irrevocable Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received by Security Benefit at its Home Office,  less any outstanding  Contract
Debt, any applicable withdrawal charge, a pro rata administration charge and any uncollected premium taxes.

   Security  Benefit  requires  the  signature  of all Owners on any request for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further requires that any request to transfer or exchange all or part of the Contract for another  investment  be made upon a transfer  form  provided by
Security Benefit which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract  Value. A request for a partial  withdrawal  will result in a payment by Security  Benefit of the amount  specified in the partial  withdrawal request  provided there is sufficient  Contract Value to meet the request.  Upon payment,  the  Contract  Value will be reduced by an amount equal to the payment and any applicable withdrawal charge and premium tax. If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000,  Security Benefit reserves the right to treat the partial  withdrawal as a request for a full  withdrawal.  For  Contracts  issued prior to January 4, 1999,  if your  withdrawal  exceeds 90% of  Contract  Value,
Security Benefit may elect to treat your withdrawal as a full withdrawal.

   Security  Benefit  will  deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Contractowner's  instructions to Security Benefit.  If a Contractowner  does not specify the allocation,  Security Benefit will deduct the withdrawal in the same proportion  that the Contract Value is allocated  among the  Subaccounts and the
Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a  withdrawal  is made during the first eight
Contract Years and may be subject to a premium tax charge to reimburse  Security
Benefit  for any tax on  premiums  on a Contract  that may be imposed by various states and municipalities. Security Benefit may deduct a pro rata administration charge upon a full withdrawal.  See "Contingent Deferred Sales Charge," page 21,
"Administration Charge," page 23 and "Premium Tax Charge," page 23.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section  401(a),  403, 408 or 457 of the  Internal  Revenue  Code,  reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 29. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 30.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals while the Owner is living and before the  Annuity  Commencement  Date by sending a  properly  completed  Request  for
Scheduled  Systematic Payments form to Security Benefit at its Home Office. This option may be elected at any time after the first  Contract  Year, or during the first  Contract  Year,  if  Contract  Value  is  $40,000  or more at the time of election.  A Contractowner  may designate the systematic  withdrawal amount as a percentage of Contract Value allocated to the Subaccounts  and/or Fixed Account, as a  fixed  period,  as a  specified  dollar  amount,  as all  earnings  in the
Contract,  or based  upon the life  expectancy  of the  Owner or the Owner and a beneficiary.  A  Contractowner  also may designate the desired  frequency of the systematic  withdrawals,  which  may  be  monthly,  quarterly,  semiannually  or annually.  The  Contractowner  may stop or modify  systematic  withdrawals  upon proper written request  received by Security Benefit at its Home Office at least
30 days in advance of the  requested  date of  termination  or  modification.  A proper  request must include the written  consent of any  effective  assignee or irrevocable Beneficiary, if applicable.

   Each systematic  withdrawal must be at least $25. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge and premium tax. Any systematic  withdrawal  that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the Withdrawal  Value.
The Contract will automatically  terminate if a systematic withdrawal causes the
Contract's Withdrawal Value to equal zero.

   Security Benefit will effect each systematic  withdrawal as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated from the Contractowner's  Contract Value in the Subaccounts and the
Fixed Account,  as directed by the  Contractowner.  If a Contractowner  does not specify the  allocation,  the  systematic  withdrawal  will be deducted from the
Contract Value in the  Subaccounts  and the Fixed Account in the same proportion that the  Contract  Value is  allocated  among  the  Subaccounts  and the  Fixed
Account.

   Systematic  withdrawals  generally are subject to any  applicable  withdrawal charges. Systematic withdrawals may be made without a withdrawal charge provided that you  have not made a free  withdrawal  during  the  Contract  Year and your systematic  withdrawals  do not exceed an amount  determined as follows:  10% of
Contract Value as of the Valuation Date the first systematic  withdrawal request is received during the Contract Year.  Systematic  withdrawals  that exceed this amount are subject to any applicable withdrawal charge.

   Security Benefit may, at any time, discontinue, modify, or suspend systematic withdrawals.  You should consider carefully the tax consequences of a systematic withdrawal,  including  the 10% penalty tax which may be imposed on  withdrawals made prior to the Owner  attaining age 59 1/2. See "Federal Tax  Matters,"  page
30.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Security
Benefit  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by Security Benefit.  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- If the Owner (or Annuitant if you purchased your Contract prior to  January  4, 1999) dies  prior to the  Annuity  Commencement  Date,  Security
Benefit will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due proof of the Owner's (or if applicable,  the  Annuitant's)  death and instructions regarding payment to the Designated  Beneficiary.  If there are
Joint  Owners,  the death  benefit  proceeds will be payable upon receipt of due proof of death of  either  Owner  prior  to the  Annuity  Commencement  Date and instructions regarding payment.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution  Requirements," page 21. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity  Commencement  Date and instructions  regarding  payment.  Additionally,  if the  Owner is not a natural person,  the amount of the death  benefit will be based on the age of the oldest
Annuitant on the date the Contract was issued.  If the death of the Owner occurs on or after the Annuity  Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options," page 25.

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract Debt and any  uncollected  premium tax. If an Owner (or if applicable,  the Annuitant) dies during the  Accumulation  Period and the age of each Owner (or Annuitant) was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:

o  The sum of all  Purchase  Payments,  less any  reductions  caused by previous withdrawals,

o  The Contract Value on the date due proof of death and instructions  regarding payment are received by Security Benefit, or

o  The stepped-up death benefit.

The stepped-up death benefit is:

o  The  largest  death  benefit  on any  Contract  anniversary  that is an exact multiple of six and occurs prior to the oldest Owner (or if  applicable,  the
   Annuitant) attaining age 76, plus

o  Any Purchase Payments made since the applicable Contract anniversary, less

o  Any withdrawals since the applicable anniversary.

For  Contracts in effect for six Contract  Years or more as of May 1, 1991,  the
Contract  anniversary  immediately  preceding  May 1, 1991,  is deemed to be the sixth  Contract  anniversary  for purposes of determining  the stepped-up  death benefit.

   If an Owner (or if  applicable,  an Annuitant)  dies during the  Accumulation
Period and the age of any Owner (or Annuitant) was 76 or greater on the date the
Contract was issued, the death benefit will be the greater of:

o  The Contract Value on the date due proof of death and instructions  regarding payment are received by Security Benefit at its Home Office, or

o  Total purchase payments reduced by any partial withdrawals.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  30  and   "Distribution
Requirements,"  page 21 for a discussion of the tax consequences in the event of death.

   DEATH  BENEFIT  FOR  CERTAIN  FLORIDA  RESIDENTS.  If you were a resident  of
Florida and purchased your Contract prior to January 4, 1999, your death benefit is as follows.  If the  Annuitant  is 75 or younger as of the date of his or her death,  the  death  benefit  is the  greatest  of:  (1) the sum of all  purchase payments  reduced by any partial  withdrawals;  (2) the Contract Value as of the date due proof of death and  instructions  regarding  payment  are  received  by
Security  Benefit at its Home Office;  or (3) the largest  Contract Value on any
Contract  anniversary  that is an  exact  multiple  of  six,  less  any  partial withdrawals  since that  anniversary.  If the Annuitant is 76 or older as of the date of his or her death, the death benefit is the Contract Value as of the date due proof of death and instructions  regarding  payment are received by Security
Benefit at its Home Office,  less any  applicable  withdrawal  charge.  Security
Benefit currently waives the withdrawal charge applicable to the death benefit.

   DEATH  BENEFIT FOR GROUP  UNALLOCATED  CONTRACTS.  The death  benefit under a group  unallocated  contract  is  determined  by  reference  to the terms of the
Qualified Plan. The Contractowner  must inform Security Benefit of the amount of the death  benefit,  and its  payment  will be treated as a partial  withdrawal.
Security Benefit will not impose a withdrawal  charge upon such a withdrawal and it will not be considered a free withdrawal under the Contract.

DISTRIBUTION   REQUIREMENTS   --  For  Contracts   issued  in  connection   with
Non-Qualified  Plans,  the federal tax laws require that Security  Benefit pay a death benefit upon the death of the Owner, and Security Benefit will do so under all Contracts, including those issued prior to January 4, 1999. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue  this  Contract in force  until the  earliest of the  spouse's death or the Annuity Commencement Date or receive the death benefit proceeds.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with Qualified  Plans,  the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- For Contracts issued currently,  if the Annuitant dies prior to the Annuity Commencement Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract.
The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new  Annuitant  is not  named,  Security  Benefit  will  designate  the Owner as
Annuitant.  On the death of the Annuitant after the Annuity  Commencement  Date, any  guaranteed  payments  remaining  unpaid  will  continue  to be  paid to the
Designated  Beneficiary  pursuant to the Annuity  Option in force at the date of death. See "Death Benefit," page 20 for a discussion of the death benefit in the event of the Annuitant's death for Contracts issued prior to January 4, 1999.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges from purchase  payments  before  allocating them to your Contract Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal,  including systematic withdrawals,  depending upon the Contract Year in which the withdrawal is made.

   Security Benefit will waive the withdrawal  charge on the first withdrawal in any  Contract  Year  after the first  Contract  Year,  to the  extent  that such withdrawal  does not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount in any Contract Year is equal to 10% of Contract  Value as of the date of the first  withdrawal in that  Contract  Year.  You forfeit any Free  Withdrawal amount not used on the first  withdrawal  in a  Contract  Year.  The  withdrawal charge  generally  applies to the amount of any withdrawal that exceeds the Free
Withdrawal amount.

   If your Contract is funding a charitable remainder trust, the free withdrawal is available  beginning in the first  Contract  Year,  and you may make periodic free  withdrawals  provided that the total free withdrawals in any Contract Year do not exceed the Free Withdrawal amount discussed above.

   For Group Unallocated  Contracts,  the free withdrawal is available after the first Contract  Year.  The first  withdrawal in each calendar month under such a
Contract is free to the extent that total free  withdrawals in any Contract Year do not exceed 10% of Contract Value as of the beginning of that Contract Year.

   The  withdrawal  charge does not apply to  withdrawals  of earnings.  For the purpose  of  determining  any  withdrawal  charge,  Security  Benefit  deems any withdrawals  that are  subject  to the  withdrawal  charge to be made first from purchase payments and then from earnings.  Free Withdrawal amounts do not reduce purchase payments for the purpose of determining future withdrawal charges.  The amount of the charge will depend on the Contract Year in which the withdrawal is made according to the following schedule:

                ===============================================
                                       WITHDRAWAL CHARGE
                                -------------------------------
                 CONTRACT         THE        VARIFLEX CONTRACT-
                   YEAR         CONTRACT     401(K) AND 408(K)
                -----------------------------------------------
                     1             8%               8%
                     2             7%               8%
                     3             6%               8%
                     4             5%               8%
                     5             4%               7%
                     6             3%               6%
                     7             2%               5%
                     8             1%               4%
                9 and later        0%               0%
                ===============================================

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  8% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least 7 years (5 years if you purchased your Contract prior to January 4, 1999).
Subject to insurance  department  approval,  the withdrawal  charge also will be waived on a full or  partial  withdrawal  if the Owner  has been  confined  to a hospital or qualified  skilled nursing facility for 90 consecutive days or more.
See "Waiver of  Withdrawal  Charge," page 22.  Security  Benefit will assess the withdrawal  charge  against the  Subaccounts  and the Fixed  Account in the same proportion as the withdrawal proceeds are allocated.

   Security Benefit pays sales commissions to broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed  to  reimburse  Security  Benefit  for these  costs,  although it is expected that actual expenses will be greater than the amount of the charge.  To the extent that all sales  expenses  are not  recovered  from the  charge,  such expenses  may  be  recovered  from  other  charges,  including  amounts  derived indirectly  from the charge for mortality and expense risk.  Broker-dealers  may receive aggregate  commissions of up to 6% of aggregate purchase payments and an annual trail commission of up to 0.25% of Contract Value.  Security Benefit also may pay override  payments,  expense  allowances,  bonuses,  wholesaler fees and training  allowances.  Registered  representatives  earn  commissions  from  the broker-dealers  with which they are affiliated and such  arrangements will vary.
In addition,  registered representatives may be eligible, under programs adopted by Security  Benefit to receive non-cash  compensation  such as expense-paid due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

WITHDRAWAL  CHARGE  FOR  CERTAIN  TEXAS  PARTICIPANTS  --  Notwithstanding   the
withdrawal charges set forth above, if your Contract was issued after August 14,
2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher  education  (as defined in the Texas  Education  Code),  your  withdrawal charge schedule is as follows:

                      ===================================
                      CONTRACT YEAR     WITHDRAWAL CHARGE
                      -----------------------------------
                            1                  7%
                            2                  7%
                            3                  6%
                            4                  5%
                            5                  4%
                            6                  3%
                            7                  2%
                       8 and later             0%
                      ===================================

WAIVER OF WITHDRAWAL CHARGE -- Security Benefit will waive the withdrawal charge in the event of  confinement  to a hospital or nursing  facility,  provided  the following  conditions  are met:  (1) the  Contractowner  has been  confined to a
"hospital" or "qualified skilled nursing facility" (as defined on page 4) for at least  90  consecutive  days  prior  to the  date  of the  withdrawal;  (2)  the
Contractowner  is so confined when Security  Benefit receives the waiver request and became so  confined  after the date the  Contract  was  issued;  and (3) the request for waiver  submitted to Security  Benefit is  accompanied by a properly completed  claim form which may be obtained from Security  Benefit and a written physician's  statement  acceptable  to  Security  Benefit  certifying  that such confinement is a medical necessity and is due to illness or infirmity.

   Security Benefit reserves the right to have the  Contractowner  examined by a physician of its choice and at its expense to determine if the  Contractowner is eligible for a waiver.  The waiver is not  available in certain  states  pending department  of  insurance  approval.  If the  waiver  is later  approved  by the insurance  department of a state,  Security  Benefit  intends to make the waiver available to all  Contractowners in that state at that time, but there can be no assurance that the waiver will be approved.  Prospective  Contractowners  should contact their agent concerning availability of the waiver in their state.

MORTALITY  AND EXPENSE  RISK CHARGE -- Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for  mortality and expense risks assumed by
Security  Benefit under the  Contract.  The charge is equal to an annual rate of
1.2% of each Subaccount's  average daily net assets.  This amount is intended to compensate  Security  Benefit for certain  mortality and expense risks  Security
Benefit assumes in offering and  administering the Contract and in operating the
Subaccounts.

   The  expense  risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contract and operating the  Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

   Security  Benefit  may  ultimately  realize a profit  from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses.

ADMINISTRATION  CHARGE -- Security  Benefit will deduct from your Contract Value an  administration  charge  of $30 (or if less,  2% of  Contract  Value  for the
Variflex  Contract  - 401(k)  and  408(k)).  The  administration  charge  is not assessed  against  Contract Value that has been applied under Annuity  Options 1 through 4, 9 and 10. Security Benefit deducts the administration  charge on each annual contract anniversary, but will waive the charge if your Contract Value is
$25,000 or more, and your Contract has been in force eight or more years,  as of that date.  Security  Benefit  will deduct the  administration  charge from your
Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts.

   Security Benefit will deduct a pro rata administration charge upon:

o  A full withdrawal of Contract Value

o  Payment of a death benefit

o  The Annuity  Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected

o  The first deduction of the administration  charge if the Contract has been in force for less than a full calendar year

The purpose of this charge is to  reimburse  Security  Benefit for the  expenses associated with administration of the Contract. Security Benefit does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance  companies on annuity contracts.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection with a Contract.  Security Benefit currently deducts this charge upon the Annuity  Commencement  Date or upon full or partial  withdrawal if a premium tax was incurred and is not refundable.  Security  Benefit reserves the right to deduct  premium  taxes  when  due or any  time  thereafter.  Premium  tax  rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contract.  No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account," page 31 and "Charge for Security Benefit Taxes," page 31.

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent deferred sales charge and administration  charge for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored  arrangement.  Security
Benefit  may also  reduce or waive the  contingent  deferred  sales  charge  and administration  charge on Contracts  sold to  directors,  officers and bona fide full-time  employees  of Security  Benefit  and its  affiliated  companies;  the spouses,  grandparents,  parents,  children,  grandchildren  and sibling of such directors, officers and employees and their spouses; and salespersons (and their spouses and minor  children)  who are  licensed  with  Security  Benefit to sell variable annuities.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit  guarantees that the charge for mortality  and  expense  risks  will not  exceed an annual  rate of 1.2% of each
Subaccount's  average  daily net assets and the  administration  charge will not exceed $30 per year.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  the Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  The advisory fees and other  expenses,  if any,  which are more fully described in SBL Fund's  prospectus,  are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity  Commencement Date at the time of application.
If you  purchase a single  purchase  payment  immediate  annuity,  your  annuity payments will commence  immediately.  Otherwise,  your Annuity Commencement Date may not be prior to the third annual Contract Anniversary (ninth annual Contract
Anniversary for Contracts issued in Oregon after August 31, 1999) and may not be deferred  beyond the  Annuitant's  95th  birthday  (90th  birthday for Contracts issued prior to January 4, 1999).  The terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity  Commencement  Date, the Annuity  Commencement Date
will be the later of the Annuitant's  65th birthday or the tenth annual Contract
Anniversary.  See  "Selection  of an  Option,"  page  26.  If  there  are  Joint
Annuitants,  the birthdate of the older  Annuitant will be used to determine the latest Annuity Commencement Date.

   On the Annuity  Commencement  Date,  the proceeds  under the Contract will be applied to provide an annuity  under one of the options  described  below.  Each option is available in two  forms--either as a variable annuity for use with the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity  Commencement  Date, reduced by any applicable premium taxes,  any outstanding  Contract Debt, and for Options 1 through 4, 9 and 10, a pro rata administration charge.

   The Contracts provide for several Annuity Options.  Security Benefit may make other Annuity Options available upon request.  Although Options 1 through 10 may not be  described,  or are numbered  differently,  in some  Contracts,  Security
Benefit makes these Options available to all Contractowners,  except that Option
9 is not available under certain forms of the Contract.  Annuity  payments under
Annuity  Options 1 through  4, 9 and 10 are based upon  annuity  rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 10, the annuity rates will vary based on the age and sex of the  Annuitant,  except that unisex rates are available where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Commencement Date and your gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)
mortality  table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded  annually.  In the case of  Options 5 through 8 as  described  below, annuity  payments are based upon Contract Value without regard to annuity rates.
If no Annuity  Option has been  selected,  annuity  payments will be made to the
Annuitant under an automatic option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under
Option 2.

   Annuity  Options 1 through 4 and 10 provide for  annuity  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the  event  of the  Annuitant's  death,  unless  the  option  provides  for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater
for  shorter  guaranteed  periods  and  less  for  longer  guaranteed   periods.
Similarly,  payments  will be  greater  for life  annuities  than for  joint and survivor annuities,  because payments for life annuities are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual, or annual basis, although no payments will be made for less than $50
($25 for Contracts issued prior to January 4,1999). If the frequency of payments selected  would  result in  payments  of less  than $50 (or $25 if  applicable),
Security Benefit reserves the right to change the frequency.

   You may designate or change an Annuity  Commencement Date, Annuity Option, or
Annuitant, provided proper written notice is received by Security Benefit at its
Home Office at least 30 days prior to the Annuity Commencement Date set forth in the Contract.  The date selected as the new Annuity Commencement Date must be at least 30 days  after the date  written  notice  requesting  a change of  Annuity
Commencement Date is received at Security Benefit's Home Office.

   Once annuity  payments have commenced  under Annuity  Options 1 through 4 and
10, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity  and receive a lump sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 8, full or partial  withdrawals may be made after the
Annuity  Commencement  Date,  subject to any applicable  withdrawal  charge. The
Contract  specifies  annuity  tables for Annuity  Options 1 through 4, 9 and 10, described  below.  The tables contain the guaranteed  minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS--

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

   OPTION 3 -- LIFE WITH  INSTALLMENT  REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first annuity  payment,  annuity payments will continue to the
Designated Beneficiary until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR.  Periodic  annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from five to twenty years,  as elected by the Owner, with the guarantee that, if, at the death of all Annuitants, payments have been made for less than the selected  fixed period,  the  remaining  unpaid payments will be paid to the Designated Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- DEPOSIT OPTION.  The amount due under the Contract on the Annuity
Commencement  Date may be left on deposit with  Security  Benefit in its General
Account with interest at the rate of not less than 2% per year. Interest will be paid annually,  semiannually,  quarterly or monthly as you elect. This Option is not available under Contracts used in connection with Qualified Plans.

   OPTION 8 -- AGE  RECALCULATION.  Periodic annuity payments will be made based upon the  Annuitant's  life  expectancy,  or the joint  life  expectancy  of the
Annuitant and his or her beneficiary,  at the Annuitant's  attained age (and the beneficiary's  attained or adjusted age, if applicable)  each year. The payments are  computed by  reference to  government  actuarial  tables and are made until
Contract Value is exhausted. Upon the Annuitant's death, any Contract Value will be paid to the Designated Beneficiary.

   OPTION 9 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period which may be five, ten, fifteen or twenty years, as elected by the
Owner.  If the  Annuitant  dies prior to the end of the  period,  the  remaining payments will be made to the Designated Beneficiary.

   OPTION 10 -- JOINT AND CONTINGENT SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 9 and 10 are based on an "assumed interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant. For Non-Qualified Plans, SBL does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday (90th birthday for Contracts issued prior to January 4, 1999).

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of Security  Benefit's  General  Account,  which  supports  Security
Benefit's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  Security  Benefit has been  advised that the staff of the SEC has not reviewed the  disclosure in this  Prospectus  relating to the Fixed Account.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract," page 15.

   Amounts  allocated to the Fixed Account become part of the General Account of
Security  Benefit,  which consists of all assets owned by Security Benefit other than those in the  Separate  Account  and other  separate  accounts  of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or transferred to the Fixed Account.  Contract Value allocated  or  transferred  to the  Fixed  Account  at one  point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time.  For example,  amounts  allocated to the Fixed  Account in June may be credited  with a different  current  rate than amounts allocated to the Fixed Account in July. Therefore,  at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current  Rates  depending  upon the point in time such  portions were allocated  or  transferred  to the Fixed  Account.  Security  Benefit  bears the investment  risk for the Contract  Value  allocated to the Fixed Account and for paying  interest  at the  Guaranteed  Rate on  amounts  allocated  to the  Fixed
Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the  Fixed  Account,  withdrawals,  loans or  transfers  from the Fixed
Account will be deemed to be taken from  purchase  payments  and Contract  Value allocated  to the Fixed  Account on a first in,  first out basis.  Any  interest attributable  to such  amounts  shall be deemed to be taken before the amount of the purchase payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion  of the Fixed  Account  options  below.  For more  information  about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals
From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit," page 20.

CONTRACT  CHARGES -- Premium taxes,  withdrawal  charges and the  administration charge will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who allocate purchase payments or transfer Contract Value to the Subaccounts. The charge for mortality and  expense  risks will not be  assessed  against  the Fixed  Account,  and any amounts that Security Benefit pays for income taxes allocable to the Subaccounts will not be charged  against the Fixed  Account.  In addition,  you will not pay directly or indirectly  the investment  advisory fees and operating  expenses of
SBL  Fund to the  extent  Contract  Value is  allocated  to the  Fixed  Account;
however,  you also will not  participate  in the  investment  experience  of the
Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are limited in a Contract Year to not more than the greatest of:

1.  $5,000,

2.  one-third of the Contract  Value  allocated to the Fixed Account at the time of the first transfer from the Fixed Account in the Contract Year, or

3.  120% of the amount  transferred  from the Fixed Account  during the previous
    Contract Year.

Security Benefit reserves the right for a period of time to allow transfers from the Fixed  Account in amounts  that exceed the limits set forth  above  ("Waiver
Period").  In any Contract Year following such a Waiver Period, the total dollar amount that may be  transferred  from the Fixed  Account is the greatest of: (1)
above;  (2)  above;  or (3)  120%  of the  lesser  of:  (i)  the  dollar  amount transferred  from the Fixed Account in the previous  Contract  Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts  is the  lesser  of (i) $500 or (ii) the  amount of  Contract  Value allocated to the Fixed Account. Transfer of Contract Value pursuant to the Asset
Reallocation  Option is not  currently  subject  to any  minimums.  The  minimum transfer under the Dollar Cost Averaging Option is $25. The Company reserves the right to limit the  number  of  transfers  permitted  each  Contract  Year to 14 transfers and to limit the amount that may be subject to transfer.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  18 and
"Systematic   Withdrawals,"  page  19.  In  addition,  to  the  same  extent  as
Contractowners  with Contract Value in the Subaccounts,  the Owner of a Contract
used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans," page 29.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.  However, payment of any amounts will not be deferred if they are to be used to pay premiums on any policies or contracts issued by Security Benefit.

MORE ABOUT THE CONTRACT

   OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change shown in Security  Benefit's  records.  While living, the
Contractowner  alone has the right to receive  all  benefits  and  exercise  all rights that the  Contract  grants or  Security  Benefit  allows,  subject to any limitations  under your Qualified Plan. The Owner may be an entity that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters," page 30.

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner  or  Joint  Owner  (or  if  applicable,  the  Annuitant)  during  the
Accumulation  Period.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's estate.  If you purchased your Contract prior to January 4, 1999, the Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Annuitant: the Primary Beneficiary, the Secondary Beneficiary or
if none of the above are alive, the Annuitant's  estate. The Primary Beneficiary is the individual  named as such in the application or any later change shown in
Security Benefit's records.  Careful consideration should be given to the manner in which the Contract is registered,  as well as the  designation of the Primary
Beneficiary.  The Contractowner  may change the Primary  Beneficiary at any time while the Contract is in force by written  request on forms provided by Security
Benefit and received by Security Benefit at its Home Office. The change will not be binding on Security  Benefit  until it is received  and  recorded at its Home
Office.  The change will be effective as of the date the form is signed  subject to any  payments  made or other  actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The
Owner may  designate a permanent  Beneficiary  whose  rights  under the Contract cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract may share in the surplus earnings of Security Benefit.
However,  the  current  dividend  scale is zero and  Security  Benefit  does not anticipate  that  dividends  will be paid.  Certain  states  will not permit the
Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper  written  request to Security
Benefit.  A loan  must be taken  prior to the  Annuity  Commencement  Date.  The minimum  loan that may be taken is  $1,000  ($500  for  Contracts  issued in New
Jersey).  The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater.  The Internal Revenue Code requires aggregation of all loans made to an individual  employee  under a single  employer  plan.  However,  since  Security
Benefit has no information concerning outstanding loans with other providers, we will only use information  available under annuity  contracts  issued by us, and you will be responsible for determining your loan limits  considering loans from other  providers.  Reference  should  be made to the  terms  of your  particular
Qualified Plan for any additional loan restrictions.

   When an  eligible  contractowner  takes a loan,  Contract  Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be 5% (5.5% if your Contract was issued prior to January 4, 1999).  Because the Contract  Value maintained  in the Loan  Account  (which  will earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is 2%.

   Loans  must be repaid  within  five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may  prepay  your loan at any time.  Upon  receipt of a loan  payment,  Security
Benefit will transfer  Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current  instructions  with respect to purchase  payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make any required  loan payment  within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal  Revenue Service  ("IRS").  Security  Benefit may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. Once a loan has gone into default,  regularly  scheduled payments will not be accepted.
No new loans will be allowed while a loan is in default.  Interest will continue to  accrue  on a loan in  default.  Contract  Value  equal to the  amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value
upon  the   Contractowner's   attaining   age  59  1/2.  The  Contract  will  be
automatically  terminated if the  outstanding  loan balance on a loan in default equals or exceeds the Withdrawal  Value.  The proceeds from the Contract will be used to repay the debt and any  applicable  withdrawal  charge.  Because  of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another  company,  you need to either pay off your loan prior to the exchange or incur tax  consequences  in that you will be deemed to have  received  a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not  available in certain  states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans
will  be  approved.   Prospective  Contractowners  should  contact  their  agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 37.

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are attributable to your contributions made after December 31, 1988 under a salary  reduction  agreement  begin  only  after you (i) reach age 59 1/2,  (ii)
separate from service, (iii) die, (iv) become disabled, or (v) incur a hardship.
Furthermore,  we may not  distribute to you on account of hardship gains accrued after December 31, 1988 attributable to such contributions.  Hardship,  for this purpose,  is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses,  or paying amounts  needed to avoid  eviction or foreclosure  that may
ONLY be met by the  distribution.  You  should be aware  that  Internal  Revenue
Service  regulations do not allow you to make any  contributions  to your 403(b)
annuity contract for a period of six months after a hardship distribution.

   If you own a Contract  purchased as a Section  403(b)  tax-sheltered  annuity contract,  you will not be  entitled  to make a full or partial  withdrawal,  as described in this  Prospectus,  in order to receive  proceeds  from the Contract attributable to your  contributions  under a salary  reduction  agreement or any gains  credited to such Contract after December 31, 1988 unless one of the above conditions has been satisfied.  In the case of transfers of amounts  accumulated in a different  Section 403(b)  contract to this Contract under a Section 403(b)
program,  the  withdrawal  constraints  described  above  would not apply to the amount  transferred to the Contract  designated as attributable to your December
31,  1988  account  balance  under  the  old  contract,   provided  the  amounts
transferred  between  contracts  qualified  as a  tax-free  exchange  under  the
Internal  Revenue Code. You may be able to transfer your  Contract's  Withdrawal
Value to certain  other  investment  alternatives  meeting the  requirements  of
Section  403(b)  that  are  available  under  your  employer's   Section  403(b)
arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," page 30.

RESTRICTIONS  UNDER  THE  TEXAS  OPTIONAL  RETIREMENT  PROGRAM  -- If you  are a
Participant in the Texas Optional Retirement  Program,  your Contract is subject to  restrictions  required under the Texas  Government  Code. In accordance with those restrictions,  you will not be permitted to make withdrawals prior to your retirement,  death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by
individuals  and  groups  as  a  non-tax  qualified   retirement  plan  and  for
individuals  and groups which are  Qualified  Plans under the  provisions of the
Internal  Revenue Code ("Code").  The ultimate effect of federal income taxes on the amounts  held under a Contract,  on annuity  payments,  and on the  economic benefits to the Owner,  the Annuitant,  and the  Beneficiary or other payee will depend  upon the type of  retirement  plan,  if any,  for which the  Contract is purchased,  the tax and  employment  status of the  individuals  involved  and a number of other factors. The discussion contained herein and in the Statement of
Additional  Information  is  general  in  nature  and is not  intended  to be an exhaustive  discussion  of all questions  that might arise in connection  with a
Contract.  It is based upon  Security  Benefit's  understanding  of the  present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should  consult  with a qualified  tax adviser  regarding  the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

   GENERAL.  Security  Benefit  intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by Security Benefit that are attributable to the Separate Account,  the
Subaccounts  or to the  operations  of  Security  Benefit  with  respect  to the
Contracts or attributable to payments,  premiums, or acquisition costs under the
Contracts. Security Benefit will review the question of a charge to the Separate
Account,  the Subaccounts or the Contracts for Security  Benefit's federal taxes periodically.  Charges may become  necessary  if, among other  reasons,  the tax treatment of Security  Benefit or of income and expenses  under the Contracts is ultimately  determined to be other than what Security Benefit currently believes it to be, if there are  changes  made in the  federal  income tax  treatment  of variable  annuities at the insurance  company level,  or if there is a change in
Security Benefit's tax status.

   Under  current  laws,  Security  Benefit  may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION STANDARDS. Each Series of SBL Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Series may be  represented by any one  investment,  no more than 70%
may be represented by any two  investments,  no more than 80% may be represented by any three  investments,  and no more than 90% may be  represented by any four investments.  For  purposes of Section  817(h),  securities  of a single  issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are  treated  as securities  of  separate  issuers.  The  Separate  Account,  through the Series, intends to comply with the diversification requirements of Section 817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the  investor  (i.e.,  the  contractowner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account. In addition,  Security Benefit does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security  Benefit  therefore  reserves the right to modify  the  Contract,  as  it  deems  appropriate,  to  attempt  to  prevent  a
Contractowner  from being considered the owner of a pro rata share of the assets of the Separate Account.  Moreover, in the event that regulations or rulings are adopted,  there can be no assurance that the Subaccounts will be able to operate as  currently  described  in the  Prospectus,  or that SBL Fund will not have to change any Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general,  a Contractowner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons,"  page  33  and  "Diversification   Standards,"  page  31.
Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

   SURRENDERS  OR  WITHDRAWALS  PRIOR TO THE  ANNUITY  COMMENCEMENT  DATE.  Code
Section 72 provides  that amounts  received  upon a total or partial  withdrawal
(including  systematic  withdrawals)  from  a  Contract  prior  to  the  Annuity
Commencement  Date  generally will be treated as gross income to the extent that the cash value of the Contract  immediately  before the  withdrawal  (determined without  regard to any  surrender  charge  in the case of a partial  withdrawal)
exceeds the  "investment in the  contract." The  "investment in the contract" is that  portion,  if any,  of  purchase  payments  paid under a Contract  less any distributions  received previously under the Contract that are excluded from the recipient's  gross income.  The taxable  portion is taxed at ordinary income tax rates.  For  purposes  of this rule,  a pledge or  assignment  of a contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY  COMMENCEMENT  DATE. Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy)  of the taxpayer,  or the joint lives (or joint life  expectancy) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any owner dies on or after the Annuity  Commencement  Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death;
and (b) if any owner  dies  before the  Annuity  Commencement  Date,  the entire interest in the Contract must generally be  distributed  within five years after the  date  of  death,  or,  if  payable  to a  designated  beneficiary,  must be annuitized  over the life of that  designated  beneficiary  or over a period not extending beyond the life expectancy of that beneficiary,  commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased  owner,  the Contract  (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the  Annuity  Commencement  Date  will  trigger  tax on the gain on the
Contract,  with the donee getting a stepped-up  basis for the amount included in the donor's  income.  The 10%  penalty tax and gift tax also may be  applicable.
This  provision  does not apply to  transfers  between  spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer  to the same  Contractowner  during  any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's  Annuity  Commencement  Date, such as a partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the Annuity  Commencement
Date)  under  annuity  contracts  issued by the same  company  to the same owner during any calendar year. In this case,  annuity payments could be fully taxable
(and  possibly  subject to the 10%  penalty  tax) to the extent of the  combined income  in all such  contracts  and  regardless  of  whether  any  amount  would otherwise have been excluded from income because of the "exclusion  ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  payee or other beneficiary who is not also the Owner, the selection of certain Annuity  Commencement  Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer,  assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section 401, 403(b),  408, 408(A) or 457 of the Code. If you are
purchasing  the  Contract as an  investment  vehicle for one of these  Qualified
Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Contractowners,  Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION 401. Code Section 401 permits employers to establish various types of retirement  plans (e.g.,  pension,  profit  sharing and 401(k)  plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

   In order for a retirement  plan to be "qualified"  under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

   A retirement  plan qualified under Code Section 401 may be funded by employer
contributions,   employee   contributions   or  a  combination  of  both.   Plan
participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

   Each  employee's  interest in a retirement  plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee  reaches age 70 1/2 or retires  ("required  beginning  date").  The required  beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains age 70 1/2. Periodic  distributions must not extend  beyond  the life of the  employee  or the  lives of the  employee  and a designated beneficiary (or over a period extending beyond the life expectancy of the  employee or the joint life  expectancy  of the  employee  and a  designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire  interest  in the plan must  generally  be  distributed  to a designated  beneficiary before the close of the calendar year following the year of the employee's  death and be made over the life of the beneficiary (or over a period not  extending  beyond the life  expectancy of the  beneficiary).  If the designated beneficiary is the employee's surviving spouse,  distributions may be delayed  until  the  employee  would  have  reached  age 70 1/2.  If there is no designated beneficiary, or if distributions are not timely commenced, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   Annuity  payments  distributed  from a retirement  plan qualified  under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction  on his final  return.  If the  employee  made no contributions  that were  taxable  when made,  the full  amount of each  annuity payment is taxable to him as ordinary income.

   A "lump-sum" distribution from a retirement plan qualified under Code Section
401 may be eligible for favorable tax treatment. A "lump-sum" distribution means the  distribution  within one  taxable  year of the balance to the credit of the employee which becomes  payable:  (i) on account of the employee's  death,  (ii)
after the  employee  attains  age 59 1/2,  (iii) on  account  of the  employee's termination  of employment  (in the case of a common law employee  only) or (iv)
after the employee has become  disabled (in the case of a  self-employed  person only).

   As a general  rule,  a lump-sum  distribution  is fully  taxable as  ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

   Distributions  from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers," page 37.

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Section  403(b)  annuities  are  generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code. See "Section 401," page 34.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section  403(b)  contract must be  nonforfeitable.  Prior to 2002 numerous  limitations  applied to the amount of contributions that could be made to a Section 403(b) annuity contract.  These limitations were referred to as the
"maximum  exclusion  allowance".  Beginning  in  2002,  the  "maximum  exclusion allowance" limitation on Section 403(b) annuity  contributions is repealed.  The new  applicable  limit is similar to the limits on  contributions  to  qualified retirement  plans and  depends  upon,  among other  things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2, (ii) terminates  employment;  (iii) dies; (iv) becomes disabled;  or (v)
incurs a financial  hardship  (earnings may not be  distributed  in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers," page 37.

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called  "traditional IRAs" to distinguish them from "Roth IRAs" which became available in 1998. (Roth IRAs are described on page 37.)

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not  exceed  (except  in  the  case  of a  rollover  contribution)  100%  of the individual's  taxable  compensation or the applicable  dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2002-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any tax year  thereafter.  However,  if the  individual  is covered  by an  employer retirement  plan, the amount of the  contribution to a traditional IRA which may be deducted will be reduced or eliminated if the individual's  modified adjusted gross income  exceeds  certain  amounts  ($54,000 for a married  couple filing a joint  return and $34,000 for a single  taxpayer in 2002,  $60,000 for a married couple filing a joint return and $40,000 for a single  taxpayer in 2003). If the individual's spouse is covered by an employer retirement plan but the individual is  not,  the  individual  may  be  able  to  deduct  those  contributions  to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed  by the  IRS.  Purchasers  of the  Contract  for such  purposes  will be provided with such  supplementary  information  as may be required by the IRS or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA Disclosure  Statement that accompanies this
Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the  date  that  the  Contractowner  reaches  age  70  1/2--the  Contractowner's retirement date, if any, will not affect his or her required beginning date. See
"Section 401," page 34.  Distributions  from IRAs are generally taxed under Code
Section 72. Under these rules, a portion of each  distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution  which bears the same ratio as the  individual's  nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers," page 37.

   SIMPLE INDIVIDUAL RETIREMENT  ANNUITIES.  Certain employers with no more than
100  employees  may  establish a Savings  Incentive  Match Plan for Employees of
Small  Employers  (SIMPLE  plans).  Depending  upon  the  type of  SIMPLE  plan, employers may deposit the plan  contributions into a single trust or into SIMPLE
Individual Retirement Annuities ("SIMPLE IRA") established by each participant.

   Information on  eligibility to participate in an employer's  SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer.  Contributions  to a SIMPLE IRA may be either salary deferral contributions or employer  contributions.  On a pre-tax basis,  participants may elect to contribute through salary deferrals based on a stated percentage of the employee's  compensation.  Such salary  deferrals are limited to the  applicable dollar amount per year as shown in the table below:

                    =======================================
                         TAX YEAR           DEFERRED AMOUNT
                    ---------------------------------------
                           2002                 $ 7,000
                           2003                 $ 8,000
                           2004                 $ 9,000
                    2005 and thereafter         $10,000
                    =======================================

The $10,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2005 tax year.  If an  individual is age 50 or over, catch-up contributions can be made to the SIMPLE IRA during the tax years and at the rates set forth in the table below:

                    =======================================
                                              ADDITIONAL
                         TAX YEAR           CATCH UP AMOUNT
                    ---------------------------------------
                           2002                 $  500
                           2003                 $1,000
                           2004                 $1,500
                           2005                 $2,000
                    2006 and thereafter         $2,500
                    =======================================

The $2,500 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. Elective deferrals are included in employees'
gross income only for Social  Security,  Unemployment  and Medicare tax purposes
(i.e.,  they are not  included in wages for  federal  income tax  purposes).  In addition to elective deferrals by employees,  under a SIMPLE IRA plan, employers must make either: (i) matching  contributions  equal to each employee's elective deferral,  up to a maximum  of 3% of the  employee's  compensation  (subject  to reduction and to certain  limits),  or (ii)  nonelective  contributions of 2% of compensation  for each  eligible  employee  (subject to reduction and to certain limits).  Employer  contributions  to SIMPLE IRAs are excluded  from  employees'
gross income and are  deductible  by the  employer.  SIMPLE IRAs  generally  are subject to the same  distribution  and rollover  rules that apply to Traditional
IRAs.  However,  a rollover from a SIMPLE IRA can only be made to another SIMPLE
IRA until the employee has  participated in the SIMPLE IRA plan for at least two years. After two years, a rollover may be made to any eligible retirement plan.

   In  general,  SIMPLE IRAs are  subject to minimum  distribution  requirements similar to those  applicable to retirement  plans qualified under Section 401 of the Code; however,  the required beginning date for SIMPLE IRAs is generally the date that the contractowner  reaches age 70 1/2. The Contractowner's  retirement date will not affect his or her required beginning date. Amounts  contributed to
SIMPLE IRAs generally are excludable from the taxable income of the participant.
As a result,  all distributions from such annuities are normally taxable in full as ordinary income to the participant.

   The IRS has not reviewed the Contract for  qualification as a SIMPLE IRA, and has not addressed in a ruling of general applicability whether the death benefit provision  such as the  provision  in the  Contract  comports  with  SIMPLE  IRA qualification requirements.

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Contributions to a Roth
IRA are not deductible,  but withdrawals that meet certain  requirements are not subject  to  federal  income tax on either  the  original  contributions  or any earnings.  Sale of the Contract for use with Roth IRAs may be subject to special requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such  supplementary  information as may be required by the
IRS or other appropriate  agency, and will have the right to revoke the Contract under certain requirements.  Unlike a traditional IRA, Roth IRAs are not subject to minimum  required  distribution  rules during the  Contractowner's  lifetime.
Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be  distributed  by the end of the first calendar year after
death,  and  made  over  a  beneficiary's  life  expectancy.   If  there  is  no
beneficiary,  or if distributions are delayed, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

   The IRS has not reviewed the Contract for qualification as a Roth IRA and has not  addressed  in a ruling of  general  applicability  whether a death  benefit provision  such  as the  provision  in  the  Contract  comports  with  Roth  IRA qualification requirements.

   SECTION  457.  Section 457 of the Code  permits  employees of state and local governments  and units and  agencies  of state  and local  governments,  such as schools,  as well as  tax-exempt  organizations  to  defer a  portion  of  their compensation without paying current taxes if those employees are participants in an  eligible  deferred  compensation  plan.  A Section  457 plan may  permit the purchase of Contracts to provide benefits thereunder.

   Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment,  in the case of a tax-exempt employer sponsor, all amounts  deferred  under  the plan and any  income  thereon  remain  solely  the property of the  employer  and  subject to the claims of its general  creditors, until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government  employer must be held in trust (or custodial  account or an  annuity  contract)  for the  exclusive  benefit of plan  participants.  A
Section 457 plan must not permit the  distribution of a  participant's  benefits until the  participant  attains age 70 1/2,  terminates  employment or incurs an
"unforeseeable emergency."

   Section 457 plans are generally subject to minimum distribution  requirements similar to those  applicable to retirement  plans qualified under Section 401 of the  Code.  See  "Section  401,"  page  34.  Since  under a  Section  457  plan, contributions are generally  excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made.  Distributions from a Section
457 plan for a tax-exempt  employer,  are not  eligible for tax-free  rollovers.
Beginning in 2002, distributions from a governmental 457 plan may be rolled over to another eligible  retirement plan including an individual  retirement account or annuity (IRA).

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

   If any  portion of the  balance to the credit of an employee in a Section 401 plan,  Section  403(b)  plan or  governmental  Section  457  plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any  portion of the amount  received to an eligible  retirement  plan,  then the amount so transferred is not includable in income.  Also, pre-tax  distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover  distribution"  generally means any  distribution  that is not one of a series  of  periodic  payments  made  for the life of the  distributee  or for a specified  period  of at least  ten  years.  In  addition,  a  required  minimum distribution  and  certain  corrective  distributions,  will not  qualify  as an eligible rollover  distribution.  A rollover must be made directly between plans within 60 days after receipt of the distribution.

   An "eligible retirement plan" will be another retirement plan qualified under
Code Section 401, a Section  403(b) plan, a  traditional  individual  retirement account or annuity under Code Section 408, or governmental deferred compensation plan under Code Section 457.

   A Section 401 plan,  a Section  403(b) plan or a  governmental  457 plan must generally provide a participant receiving an eligible rollover distribution, the option  to have  the  distribution  transferred  directly  to  another  eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancy)  of the employee and a  designated  beneficiary  and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain  cases.  In addition,  the 10% penalty tax is generally  not applicable to  distributions  from a Section 457 plan.  There are two additional exceptions  to the 10% penalty tax on  withdrawals  from IRAs before age 59 1/2:
withdrawals made to pay "qualified"  higher  education  expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan  (other than IRAs and tax-exempt  Section 457 plans) are generally subject to mandatory 20% income tax
withholding.   However,  no  withholding  is  imposed  if  the  distribution  is
transferred   directly  to  another   eligible   Qualified   Plan.   Nonperiodic
distributions  from an IRA are subject to income tax  withholding  at a flat 10%
rate.  The recipient of such a  distribution  may elect not to have  withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Contractowner considering adoption of a Qualified Plan and purchase of a Contract in  connection  therewith  should  first  consult a qualified  and competent  tax  adviser,  with regard to the  suitability  of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND  SHARES -- You  indirectly  (through  the  Separate  Account)
purchase shares of the Series of SBL Fund when you allocate purchase payments to the Subaccounts. The Company owns shares of the Fund in the Separate Account for your  benefit.  Under current law, the Company will vote shares of the Fund held in the Subaccounts in accordance with voting  instructions  received from Owners having  the  right to give  such  instructions.  You will have the right to give voting  instructions  to the extent that you have Account Value allocated to the particular  Subaccount.  The  Company  will vote all shares it owns  through the
Subaccount  in the same  proportion  as the shares for which it receives  voting instructions  from  Owners.  The Company  votes  shares in  accordance  with its current  understanding  of the federal  securities  laws.  If the Company  later determines that it may vote shares of the Fund in its own right, it may elect to do so.

   Unless  otherwise  required  by  applicable  law,  the  number of shares of a particular Series as to which you may give voting instructions to the Company is determined by dividing your Account Value in the  corresponding  Subaccount on a particular  date by the net asset  value per share of that Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the date  established by the
Fund for determining  shareholders  eligible to vote at the meeting of the Fund.
If  required  by the SEC,  the  Company  reserves  the right to  determine  in a different  fashion  the voting  rights  attributable  to the shares of the Fund.
Voting instructions may be cast in person or by proxy.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased,  or to be purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   Security Benefit also reserves the right to establish additional  Subaccounts of the  Separate  Account  that  would  invest in a new Series of SBL Fund or in shares of  another  investment  company,  a series  thereof,  or other  suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing  Owners.  Security  Benefit may also  eliminate  or combine one or more
Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance  with  applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the event of any such  substitution  or change,  Security  Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state  statute or  regulation.  In  addition,  upon 30 days notice to the holder of a Group Contract,  Security  Benefit may make other changes to a Group
Contract that will apply only to individuals who become  participants  after the effective date of the change.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations  upon purchase  payments,  transfers,  loans, loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases made  automatically  from your bank  account or pursuant  to a salary  reduction arrangement,  transfers  under the Dollar Cost Averaging and Asset  Reallocation
Options, systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual  report  containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE  TRANSFER  PRIVILEGES -- You may request a transfer of Contract  Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer section of the application or the proper form has been  completed,  signed,  and filed at Security  Benefit's Home
Office. Security Benefit has established procedures to confirm that instructions communicated  by telephone are genuine and will not be liable for any losses due to  fraudulent  or  unauthorized  instructions  provided  it  complies  with its procedures.  Security Benefit's  procedures require that any person requesting a
transfer  by  telephone   provide  the  account   number  and  the  Owner's  tax
identification number and such instructions must be received on a recorded line.
Security Benefit reserves the right to deny any telephone  transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers,  you authorize Security Benefit to accept and act upon telephonic  instructions for transfers involving your Contract. You agree that neither Security Benefit,  any of its affiliates,  nor SBL Fund, will be liable for any loss,  damages,  cost, or expense (including  attorneys' fees)
arising out of any telephone  requests;  provided that Security  Benefit effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  Security Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the deduction of the  administration  charge,  mortality and expense risk charge and contingent  deferred sales charge and may  simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contracts  were not  available for purchase  until June 8, 1984, the underlying investment vehicle of the Separate Account, SBL Fund, has been in existence  since May 26, 1977.  Performance  information for the Subaccounts may also  include  quotations  of total  return for periods  beginning  prior to the availability of the Contracts that incorporate the performance of SBL Fund.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional literature,  to: (i) the Standard & Poor's 500 Stock Index ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2001 and 2000,
and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of the Separate Account at December 31, 2001, and for each of the two years in the period  ended  December  31,  2001 are  included  in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--